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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-22213

AlphaMark Investment Trust

(Exact name of registrant as specified in charter)

250 Grandview Drive, Suite 175 Ft. Mitchell, Kentucky	41017
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:        August 31, 2013

Date of reporting period:      November 30, 2012

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2012 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Consumer Discretionary - 17.2%
Auto Components - 3.1%
Autoliv, Inc.	8,844	$533,824

Hotels, Restaurants & Leisure - 5.7%
McDonald's Corp.	5,104	444,252
Starwood Hotels & Resorts Worldwide, Inc.	9,763	526,811
		971,063
Leisure Equipment & Products - 2.8%
Polaris Industries, Inc.	5,650	479,176

Media - 3.1%
Discovery Communications, Inc. - Class A *	8,771	529,856

Specialty Retail - 2.5%
Ross Stores, Inc.	7,380	420,070

Consumer Staples - 2.7%
Personal Products - 2.7%
Estée Lauder Cos., Inc. (The) - Class A	7,898	460,059

Energy - 6.8%
Energy Equipment & Services - 3.4%
Tenaris S.A. - ADR	14,500	579,130

Oil, Gas & Consumable Fuels - 3.4%
EOG Resources, Inc.	5,010	589,276

Financials - 7.1%
Consumer Finance - 3.6%.
American Express Co.	10,892	608,863

Diversified Financial Services - 3.5%
IntercontinentalExchange, Inc. *	4,592	606,833

Health Care - 18.1%
Biotechnology - 11.0%
Amgen, Inc.	7,343	652,058
Biogen Idec, Inc. *	4,002	596,658
Regeneron Pharmaceuticals, Inc. *	3,567	629,754
		1,878,470
Pharmaceuticals - 7.1%
Novo Nordisk A/S - ADR	4,041	641,185
Perrigo Co.	5,565	575,978
		1,217,163

See accompanying notes to Schedules of Investments.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Industrials - 11.2%
Commercial Services & Supplies - 2.5%
Waste Management, Inc.	13,090	$426,341

Electrical Equipment - 3.2%
Rockwell Automation, Inc.	6,850	542,794

Machinery - 5.5%
Flowserve Corp.	3,880	537,574
Joy Global, Inc.	7,164	408,276
		945,850
Information Technology - 23.6%
Computers & Peripherals - 5.2%
Apple, Inc.	768	449,495
EMC Corp. *	17,928	444,973
		894,468
Electronic Equipment, Instruments & Components - 2.5%
Amphenol Corp. - Class A	6,888	426,505

Internet Software & Services - 8.0%
Akamai Technologies, Inc. *	11,000	402,820
eBay, Inc. *	10,796	570,245
NetEase.com, Inc. - ADR *	8,933	391,801
		1,364,866
Semiconductors & Semiconductor Equipment - 5.0%
Broadcom Corp. - Class A *	12,673	410,352
Cirrus Logic, Inc. *	14,327	448,722
		859,074
Software - 2.9%
Oracle Corp.	15,412	494,725

Materials - 4.1%
Chemicals - 2.4%
Eastman Chemical Co.	6,570	399,785

Metals & Mining - 1.7%
Cliffs Natural Resources, Inc.	10,132	291,295

Telecommunication Services - 5.0%
Diversified Telecommunication Services -5.0%
CenturyLink, Inc.	10,475	406,849
Verizon Communications, Inc.	10,181	449,186
		856,035

Total Common Stocks (Cost $12,546,779)		$16,375,521

See accompanying notes to Schedules of Investments.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.8%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.09% (a)	103,502	$103,502
Invesco Liquid Assets Portfolio (The) - Institutional Class, 0.16% (a)	34,501	34,501
Total Money Market Funds (Cost $138,003)		$138,003

Total Investments at Value — 96.6% (Cost $12,684,782)		$16,513,524

Other Assets in Excess of Liabilities — 3.4%		589,610

Net Assets — 100.0%		$17,103,134

ADR - American Depositary Receipt.
* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of November 30, 2012.

See accompanying notes to Schedules of Investments.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2012 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Consumer Discretionary - 15.1%
Auto Components - 3.9%
Cooper Tire & Rubber Co.	25,700	$641,986

Leisure Equipment & Products - 4.1%
Sturm Ruger & Co., Inc.	11,730	687,261

Specialty Retail - 3.4%
Genesco, Inc. *	10,380	574,325

Textiles, Apparel & Luxury Goods - 3.7%
PVH Corp.	5,360	614,202

Consumer Staples - 7.6%
Beverages - 3.7%
Viña Concha y Toro S.A. - ADR	15,812	615,561

Personal Products - 3.9%
Inter Parfums, Inc.	32,196	644,564

Energy - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Global Partners, L.P.	21,950	546,555

Financials - 7.7%
Consumer Finance - 4.0%
Credit Acceptance Corp. *	7,325	675,804

Diversified Financial Services - 3.7%
MarketAxess Holdings, Inc.	19,770	610,102

Health Care - 15.9%
Biotechnology - 2.9%
SciClone Pharmaceuticals, Inc. *	110,015	482,966

Health Care Equipment & Supplies - 6.8%
Cantel Medical Corp.	23,500	644,840
Cynosure, Inc. - Class A *	22,000	495,440
		1,140,280
Health Care Providers & Services - 3.1%
Ensign Group, Inc. (The)	19,930	513,995

Pharmaceuticals - 3.1%
Questcor Pharmaceuticals, Inc.	19,780	513,291

See accompanying notes to Schedules of Investments.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Industrials - 15.0%
Airlines - 3.5%
Allegiant Travel Co.	7,900	$584,758

Electrical Equipment - 11.5%
AZZ, Inc.	16,656	634,927
Belden, Inc.	17,490	659,023
EnerSys *	17,500	609,700
		1,903,650
Information Technology - 33.9%
Communications Equipment - 4.0%
Radware Ltd. *	21,000	671,160

Computers & Peripherals - 4.1%
3D Systems Corp. *	15,285	683,392

Internet Software & Services - 3.3%
Liquidity Services, Inc. *	13,500	554,310

IT Services - 7.2%
ExlService Holdings, Inc. *	21,030	564,656
WEX, Inc. *	8,700	626,052
		1,190,708
Semiconductors & Semiconductor Equipment - 11.2%
Entropic Communications, Inc. *	115,000	596,850
Silicon Motion Technology Corp. - ADR *	43,860	570,180
Ultratech, Inc. *	20,900	685,938
		1,852,968
Software - 4.1%
Monotype Imaging Holdings, Inc.	44,950	688,185

Total Common Stocks (Cost $14,550,032)		$16,390,023

MONEY MARKET FUNDS - 0.9%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.09% (a)	112,865	$112,865
Invesco Liquid Assets Portfolio (The) - Institutional Class, 0.16% (a)	37,621	37,621
Total Money Market Funds (Cost $150,486)		$150,486

Total Investments at Value — 99.4% (Cost $14,700,518)		$16,540,509

Other Assets in Excess of Liabilities — 0.6%		93,401

Net Assets — 100.0%		$16,633,910

ADR - American Depositary Receipt.
* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of November 30, 2012.

See accompanying notes to Schedules of Investments.

ALPHAMARK INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
November 30, 2012 (Unaudited)

1.  Securities Valuation

The portfolio securities of AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund (the “Funds”) are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price.  Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask prices.  Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Securities with remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, as determined in good faith by the Board of Trustees, absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments by security type, as of November 30, 2012:

AlphaMark Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$16,375,521	$-	$-	$16,375,521
Money Market Funds	138,003	-	-	138,003
Total	$16,513,524	$-	$-	$16,513,524

AlphaMark Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$16,390,023	$-	$-	$16,390,023
Money Market Funds	150,486	-	-	150,486
Total	$16,540,509	$-	$-	$16,540,509

See each Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

ALPHAMARK INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The Funds did not have any transfers in and out of any Level as of November 30, 2012.  The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2012.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2012:

	AlphaMark	AlphaMark
	Large Cap	Small Cap
	Growth Fund	Growth Fund

Tax cost of portfolio investments	$12,713,360	$14,708,436

Gross unrealized appreciation	$4,510,038	$2,826,147
Gross unrealized depreciation	(709,874)	(994,074)

Net unrealized appreciation	$3,800,164	$1,832,073

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Funds is due to timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.  Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  As of November 30, 2012, AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund had 23.6% and 33.9%, respectively, of the value of the net assets of the Fund invested in stocks within the Information Technology sector.  From time to time, circumstances may affect a particular sector and the companies within such sector.  For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   AlphaMark Investment Trust

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	January 28, 2013

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	January 28, 2013

* Print the name and title of each signing officer under his or her signature.